BLACKROCK FUNDS II

BlackRock GNMA Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock U.S. Government Bond Portfolio

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2012

to the Statement of Additional Information dated January 27, 2012

This Supplement replaces and supersedes in its entirety the Supplement dated November 29, 2012 to the Statement of Additional Information of each Fund.

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management and Advisory Arrangements” is revised as set forth below.

The subsection entitled “Information Regarding the Portfolio Managers — GNMA Portfolio” is deleted in its entirety and replaced with the following:

Akiva Dickstein and Matthew Kraeger are the GNMA Portfolio’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the GNMA Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended September 30, 2011.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Akiva Dickstein	3	20	26	0	2	2
	$1.31 Billion	$5.26 Billion	$9.19 Billion	$0	$1.29 Billion	$16.65 Million
Matthew Kraeger	1	18	24	0	1	2
	$152.9 Million	$2.34 Billion	$7.58 Billion	$0	$129.5 Million	$16.65 Million

The subsection entitled “Information Regarding the Portfolio Managers — Long Duration Bond Portfolio” is deleted in its entirety and replaced with the following:

Jeffrey Cucunato is the Long Duration Bond Portfolio’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Long Duration Bond Portfolio for which the portfolio manager is primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended September 30, 2011.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jeffrey Cucunato	2	18	80	0	11	3
	$432.1 Million	$12.99 Billion	$36.22 Billion	$0	$10.19 Billion	$1.01 Billion

The subsection entitled “Information Regarding the Portfolio Managers — U.S. Government Bond Portfolio” is deleted in its entirety and replaced with the following:

Bob Miller and Matthew Kraeger are the U.S. Government Bond Portfolio’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the U.S. Government Bond Portfolio for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of November 15, 2012.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Bob Miller	16	2	2	0	0	0
	$17.87 Billion	$756.9 Million	$318 Million	$0	$0	$0
Matthew Kraeger	6	20	22	0	1	0
	$2.23 Billion	$2.63 Billion	$7.61 Billion	$0	$242.8 Million	$0

The last sentence of the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

With respect to these portfolio managers, such benchmarks for the Funds and other accounts include the following:

Portfolio Manager	Applicable Benchmarks
Jeffrey Cucunato	A combination of market-based indices (e.g., Barclays Long Government/Credit Index), certain customized indices and certain fund industry peer groups.

Akiva Dickstein Matthew Kraeger	A combination of market-based indices (e.g., Citigroup Mortgage Index, Barclays GNMA MBS Index), certain customized indices and certain fund industry peer groups.

Martin Hegarty	A combination of market-based indices (e.g., Barclays U.S. TIPS Index), certain customized indices and certain fund industry peer groups.

Bob Miller Brian Weinstein	A combination of market-based indices (e.g., Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Cucunato, Dickstein and Weinstein have each received long-term incentive awards.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Deferred Compensation Program” is deleted in its entirety and replaced with the following:

All of the eligible portfolio managers have participated in the deferred compensation program.

The subsection entitled “Portfolio Manager Beneficial Holdings” as it relates solely to the Funds is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned[1]
Bob Miller	U.S. Government Bond Portfolio	None[2]

Akiva Dickstein	GNMA Portfolio	$100,001–$500,000

Matthew Kraeger	GNMA Portfolio U.S. Government Bond Portfolio	None None[2]

Jeff Cucunato	Long Duration Portfolio	None

[1]	Includes securities attributable to the portfolio manager’s participation in certain deferred compensation and retirement programs.
[2]	Information is provided as of November 20, 2012.

2

The last two sentences of the first paragraph under the subsection entitled “Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Cucunato, Dickstein, Hegarty, Kraeger and Weinstein may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Cucunato, Dickstein, Hegarty, Kraeger and Weinstein may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.